Description of Business - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Description of Business [Line Items]
Date of incorporation	Jun. 27, 2003	Jun. 27, 2003
Nevada Corporation
Description of Business [Line Items]
Date of merger	Aug. 29, 2008	Aug. 29, 2008